INTANGIBLE ASSETS (Tables) - Codere Online Business [Member]	12 Months Ended
Dec. 31, 2020
Reserve Quantities [Line Items]
Disclosure of Intangible assets

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Service concession arrangement	200	—	—	200
Software	4,392	—	—	4,392
Total	4,592	—	—	4,592

Accumulated amortization (Note 14)

Service concession arrangement	—	(3)	—	(3)
Software	(2,581)	(880)	—	(3,461)
Total	(2,581)	(883)	—	(3,464)
Carrying amount	2,011	(883)	—	1,128

Cost	Balance at 01/01/2019	Additions	Derecognitions	Balance at 12/31/2019
Service concession arrangement	—	200	—	200
Software	4,392	—	—	4,392
Total	4,392	200	—	4,592

Accumulated amortization (Note 14)

Service concession arrangement	—	—	—	—
Software	(1,415)	(1,166)	—	(2,581)
Total	(1,415)	(1,166)	—	(2,581)
Carrying amount	2,977	(966)	—	2,011

Disclosure of accumulated amortization and impairment losses of intangible assets

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	(3)	—	197
Of which:
with definite useful life	10	Straight line	200	(3)	—	197
Software	4	Straight line	4,392	(3,461)	—	931
Total intangible assets			4,592	(3,464)	—	1,128

Balance as of 12/31/2019

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	—	—	200
Of which:
with definite useful life	10	Straight line	200	—	—	200
Software	4	Straight line	4,392	(2,581)	—	1,811
Total intangible assets			4,592	(2,581)	—	2,011

Balance as of 01/01/2019

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			—	—	—	—
Of which:
with definite useful life	10	Straight line	—	—	—	—
Software	4	Straight line	4,392	(1,415)	—	2,977
Total intangible assets			4,392	(1,415)	—	2,977